Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement
Schedule of assets and liabilities that are measured and recorded at fair value on a recurring basis

				Balance at
December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	370,891	—	—	370,891
Restricted time deposits	—	5,000	—	5,000
Short-term investments	—	2,000	—	2,000
Total	370,891	7,000	—	377,891
Liabilities
Financial guarantee liabilities	—	—	—	—
Total	—	—	—	—

				Balance at
December 31, 2018	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	457,442	—	—	457,442
Restricted time deposits	—	252,599	—	252,599
Total	457,442	252,599	—	710,041
Liabilities
Financial guarantee liabilities	—	—	(15,537)	(15,537)
Total	—	—	(15,537)	(15,537)

Schedule of significant unobservable inputs used for the Group's Level 3 fair value measurement

The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2018:

Unobservable Input	Range of Input
Discount rates	20.0%
Default probability	1.6%~3.6%
Weighted average loss rates of loan principal	56.9%~62.4%
Weighted average loss rates of loan interest	16.7%~30.4%
Margin on costs	90.0%